Employee Benefit Plans and Similar Obligations - Additional Information (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 30, 2024 $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Number of share options granted in share-based payment arrangement	4,600,000
Description of maximum term of options granted for share-based payment arrangement	The PSARs expire five years after their grant and begin to vest in the third year, subject to the fulfillment of certain conditions, including performance milestones related to the price of the Company’s common shares ranging from a minimum of US$ 30 per common share up to US$ 60 per common share.
Weighted average remaining contractual life of outstanding share options	3 years
Weighted average exercise price of share options granted in share-based payment arrangement	$ 8.75
Top of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Percentage contribution to mutual fund retirement plan		10.00%
Weighted average share price	60
Bottom of range [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Percentage contribution to mutual fund retirement plan		3.00%
Weighted average share price	30
Value Generation Plan [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Number of share options granted in share-based payment arrangement		4,600,000	4,600,000
Weighted average share price	$ 16.17	$ 20.8	$ 28.6
Expense from share-based payment transactions | $		$ 25	$ 33
Share Based Benefit Plan Two Thousand And Twenty Five To Two Thousand And Twenty Eight [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Weighted average remaining contractual life of outstanding share options		1 year 10 months 24 days	2 years	1 year 8 months 12 days
Retirement Plan [member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges | $		$ 4	$ 4	$ 3
Performance Bonus Programs and Performance Evaluation [Member]
Disclosure Of Employee Benefit Plans And Similar Obligations [Line Items]
Total charges | $		$ 189	$ 154	$ 111